Condensed Financial Statements of Parent Company - Balance Sheets Pertaining only to Meridian Interstate Bancorp (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Total cash and cash equivalents	$ 86,271	$ 93,192	$ 156,685	$ 155,493
Securities available for sale, at fair value	201,137	262,785
Other assets	2,469	2,173
Total assets	2,682,101	2,278,771
Liabilities and Stockholders' Equity
Stockholders' equity	249,205	233,943	219,944	215,611
Total liabilities and stockholders' equity	2,682,101	2,278,771
Meridian Interstate Bancorp, Inc/Parent Company [Member]
ASSETS
Cash and cash equivalents-other		63
Total cash and cash equivalents	183	781	63	2,641
Securities available for sale, at fair value	1,026	24,378
Other assets	2,305	2,131
Total assets	249,276	234,452
Liabilities and Stockholders' Equity
Accrued expenses and other liabilities	71	509
Stockholders' equity	249,205	233,943
Total liabilities and stockholders' equity	249,276	234,452
Subsidiaries [Member] | Meridian Interstate Bancorp, Inc/Parent Company [Member]
ASSETS
Cash and cash equivalents-subsidiary	183	718
Investment in subsidiaries	$ 245,762	$ 207,162